Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 649,532	$ 456,020		$ 602,398
Accounts receivable, net	1,389,942	1,606,105		2,000,552
Inventories, net	107,615	195,034		137,762
Prepayments and other current assets, net	164,309	129,225		75,364
Deferred offering costs	457,633
Total current assets	2,769,031	2,386,384		2,816,076
Non-current assets:
Property and equipment, net	6,536	10,898		12,899
Right-of-use assets, net	180,865	8,758		57,884
Deferred tax assets	185,639	210,981		209,755
Long-term deposit	22,921
Total non-current assets	395,961	230,637		280,538
TOTAL ASSETS	3,164,992	2,617,021		3,096,614
Current liabilities:
Accounts payable	3,080	3,072		184,571
Deferred revenue	417,333	722,288		548,094
Income tax payable		157,808		386,358
Dividend payable		640,344		1,104,231
Accrued expense and other current liabilities	319,523	154,608		159,818
Operating lease liability, current	75,304			42,352
Total current liabilities	1,724,824	1,993,796		2,864,085
Non-current liabilities:
Operating lease liability, non-current	98,823			9,528
Total non-current liabilities	98,823			9,528
TOTAL LIABILITIES	1,823,647	1,993,796		2,873,613
Commitments and contingencies
Shareholders’ equity:
Ordinary shares, value	1,250	1,250	[1]	1,250	[1]
Receivable from shareholders		(1,250)		(1,250)
Additional paid-in capital	191,151	191,151		191,151
Retained earnings	1,154,901	428,967		31,485
Accumulated other comprehensive income	(5,957)	3,107		365
TOTAL SHAREHOLDERS’ EQUITY	1,341,345	623,225	[2]	223,001	[2]
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	3,164,992	2,617,021		3,096,614
Related Party
Current liabilities:
Amounts due to a related party	$ 909,584	$ 315,676		$ 438,661

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024.
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024. (Note 1)